SHARE-BASED COMPENSATION (Details Narrative) - USD ($)		12 Months Ended
	Apr. 22, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock shares issued		1,800,000
Share based compensation expenses		$ 126,894	$ 112,387	$ 103,570
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses		$ 3,906,000
2025 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock shares issued	1,800,000